Supplemental Cash Flow Information (Details) - Skaugen Gulf Petchem Carriers B.S.C. $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($)
Investment [Line Items]
Ownership interest acquired (as a percent)	100.00%
Purchase price of ownership interest acquired	$ 13.2
Skaugen
Investment [Line Items]
Ownership interest acquired (as a percent)	35.00%
Noncash portion of the consideration paid	$ 4.6
The Oil & Gas Holding Company B.S.C.
Investment [Line Items]
Ownership interest acquired (as a percent)	35.00%
Suffun Bahrain W.L.L.
Investment [Line Items]
Ownership interest acquired (as a percent)	30.00%